INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES DATED DECEMBER 21, 2020 OF:

Invesco 1-30 Laddered Treasury ETF (PLW)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

Invesco National AMT-Free Municipal Bond ETF (PZA)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

Invesco Senior Loan ETF (BKLN)

Invesco Taxable Municipal Bond ETF (BAB)

Invesco Treasury Collateral ETF (CLTL)

(collectively, the “Funds”)

Effective May 7, 2021, Jeffrey W. Kernagis is no longer a Portfolio Manager of the Funds. Accordingly, on that date, all information and references related to him are removed from the Funds’ Summary Prospectuses and Prospectuses.

Please Retain This Supplement For Future Reference.

P-TRUST II-SUMSTAT-SUP 043021

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES DATED DECEMBER 21, 2020 OF:

Invesco Preferred ETF (PGX)

(the “Fund”)

Effective May 7, 2021, Jeffrey W. Kernagis is no longer a Portfolio Manager of the Fund. Accordingly, on that date, all information and references related to him are removed from the Fund’s Summary Prospectus and Prospectus.

Effective May 7, 2021, Greg Meisenger is added as a Portfolio Manager of the Fund. Therefore, on that date, the Fund’s Summary Prospectus and Prospectus are revised as follows:

•	On page 4 of the Summary Prospectus and Prospectus, the table in the section titled “Summary Information – Management of the Fund – Portfolio Managers” is revised to add the following as a new row:

Name	Title with Adviser/Trust	Date Began Managing the Fund

Greg Meisenger	Portfolio Manager of the Adviser	May 2021

•	On page 11 of the Prospectus, the third sentence in the second paragraph in the section titled “Management of the Fund – Portfolio Managers” is deleted and replaced with the following:

In managing the Fund, Mr. Hubbard receives management assistance from Tom Boksa, Gary Jones, Greg Meisenger and Richard Ose.

•	On page 11 of the Prospectus, the following is inserted as a new bullet below the third paragraph in the section titled “Management of the Fund – Portfolio Managers”:

•

Greg Meisenger, Portfolio Manager of the Adviser, has been responsible for the management of the Fund since May 2021. He has been responsible for the management of certain funds in the Invesco family of ETFs since May 2018 and has been associated with the Adviser since March 2018. Prior to joining the Adviser, Mr. Meisenger was a Portfolio Manager with Columbia Management Investment Advisers, LLC since 2015.

Please Retain This Supplement For Future Reference.

P-PGX-SUMSTAT-SUP 043021

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES DATED DECEMBER 21, 2020,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Variable Rate Preferred ETF (VRP)

(the “Fund”)

Effective May 7, 2021, Jeffrey W. Kernagis is no longer a Portfolio Manager of the Fund. Accordingly, on that date, all information and references related to him are removed from the Fund’s Summary Prospectus and Prospectus.

Effective May 7, 2021, Greg Meisenger is added as a Portfolio Manager of the Fund. Therefore, on that date, the Fund’s Summary Prospectus and Prospectus are revised as follows:

•

On page 5 of the Summary Prospectus and page 4 of the Prospectus, the table in the section titled “Summary Information – Management of the Fund – Portfolio Managers” is revised to add the following as a new row:

Name	Title with Adviser/Trust	Date Began Managing the Fund

Greg Meisenger	Portfolio Manager of the Adviser	May 2021

•	On page 11 of the Prospectus, the third sentence in the second paragraph in the section titled “Management of the Fund – Portfolio Managers” is deleted and replaced with the following:

In managing the Fund, Mr. Hubbard receives management assistance from Philip Fang, Gary Jones, Greg Meisenger and Richard Ose.

•	On page 11 of the Prospectus, the following is inserted as a new bullet below the third paragraph in the section titled “Management of the Fund – Portfolio Managers”:

•

Greg Meisenger, Portfolio Manager of the Adviser, has been responsible for the management of the Fund since May 2021. He has been responsible for the management of certain funds in the Invesco family of ETFs since May 2018 and has been associated with the Adviser since March 2018. Prior to joining the Adviser, Mr. Meisenger was a Portfolio Manager with Columbia Management Investment Advisers, LLC since 2015.

Please Retain This Supplement For Future Reference.

P-VRP-SUMSTAT-SUP 043021

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2021 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco 1-30 Laddered Treasury ETF (PLW)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

Invesco National AMT-Free Municipal Bond ETF (PZA)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

Invesco Preferred ETF (PGX)

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

Invesco Senior Loan ETF (BKLN)

Invesco Taxable Municipal Bond ETF (BAB)

Invesco Treasury Collateral ETF (CLTL)

Invesco Variable Rate Preferred ETF (VRP)

(collectively, the “Funds”)

Effective May 7, 2021, Jeffrey W. Kernagis is no longer a Portfolio Manager of the Funds. Accordingly, on that date, all information and references related to him are removed from the Funds’ Statement of Additional Information.

Effective May 7, 2021, Greg Meisenger is added as a Portfolio Manager of Invesco Preferred ETF and Invesco Variable Rate Preferred ETF. Therefore, on that date, the Statement of Additional Information is revised as follows:

•	On page 79, the following replaces similar disclosure in the section titled “Management – Portfolio Managers”:

As of February 26, 2021, Mr. Meisenger managed 41 registered investment companies with approximately $16.5 billion in assets, 2 other pooled investment vehicles with approximately $189.4 million in assets, and no other accounts.

•	On page 82, the following is added after the first sentence in the section titled “Management – Portfolio Holdings”:

As of February 26, 2021, Mr. Meisenger did not beneficially own any securities of the Funds.

Please Retain This Supplement For Future Reference.

P-TRUST II-SAI-SUP 043021

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES AND STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 26, 2021, OF:

Invesco Emerging Markets Sovereign Debt ETF (PCY)

Invesco Global Short Term High Yield Bond ETF (PGHY)

Invesco International Corporate Bond ETF (PICB)

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

(collectively, the “Funds”)

Effective May 7, 2021, Jeffrey W. Kernagis is no longer a Portfolio Manager of the Funds. Accordingly, on that date, all information and references related to him are removed from the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-TRUST II-SUMSTATSAI-SUP 043021

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES AND STATEMENT OF

ADDITIONAL INFORMATION DATED MARCH 25, 2021 OF:

Invesco VRDO Tax-Free ETF (formerly, Invesco VRDO Tax-Free Weekly ETF) (PVI)

(the “Fund”)

Effective May 7, 2021, Jeffrey W. Kernagis is no longer a Portfolio Manager of the Fund. Accordingly, on that date, all information and references related to him are removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PVI-SUMSTATSAI-SUP 043021